N-2	Sep. 15, 2025
Cover [Abstract]
Entity Central Index Key	0002063706
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-286336
Investment Company Act File Number	811-24073
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	CALAMOS AKSIA HEDGED STRATEGIES FUND
Entity Address, Address Line One	2020 Calamos Court
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563
City Area Code	630
Local Phone Number	245-7200
Approximate Date of Commencement of Proposed Sale to Public	As soon as practicable after the effective date of this Registration Statement
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	2020 Calamos Court
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563
Contact Personnel Name	Calamos Advisors LLC